Fees Summary	Jul. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,201,500.00
Previously Paid Amount	0.00
Total Fee Amount	4,162.54
Total Offset Amount	0.00
Net Fee	4,162.54
Narrative - Max Aggregate Offering Price	$ 28,201,500.00
Final Prospectus	true